Derivative Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 LIBOR	Mar. 31, 2013 Variable Interest Debt USD ($)	Mar. 31, 2013 Variable Interest Debt INR	Mar. 31, 2013 Interest Rate Swap USD ($)	Mar. 31, 2013 Interest Rate Swap INR	Mar. 31, 2013 Interest Rate Swap Minimum	Mar. 31, 2013 Interest Rate Swap Maximum	Mar. 31, 2013 Foreign Exchange Forward USD ($)	Mar. 31, 2013 Foreign Exchange Forward INR	Mar. 31, 2012 Foreign Exchange Forward INR	Mar. 31, 2011 Foreign Exchange Forward INR	Mar. 31, 2013 Foreign Exchange Forward Minimum	Mar. 31, 2013 Foreign Exchange Forward Maximum	Mar. 31, 2013 Cross Currency Interest Rate Contract	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Swap Variable Interest Debt USD ($)	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Swap Variable Interest Debt INR	Mar. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Mar. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract INR	Mar. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract SGD
Credit Derivatives [Line Items]
Notional amount of variable interest rate debt	$ 2,154	117,434	104,391			$ 299	16,286
Notional amount												53	2,891	2,047					174	9,510	200	10,912	250
Interest rate range, lower					0.57%													4.52%
Interest rate range, higher					3.25%													4.54%
Derivative remaining maturity										1 year	5 years					2 days	6 months	3 years
Unrealized losses currently in accumulated other comprehensive loss will be transferred to interest expense	1	33
Changes in fair value of interest rate swaps recognized in interest expense	145	7,876	7,591	4,088				3	181
Gain(Loss) on Foreign Currency Forward and Option Contract												$ 4	211	(75)	(151)
Cross currency swap, fixed interest rate																		4.25%